Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Related Party Transactions
Short-term compensation	$ 2,408	$ 1,472
Share-based compensation	1,479	497
Total	$ 3,887	$ 1,969